Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
July 31, 2025
SOV-NPRT3-0925
1.9894005.106
Common Stocks - 98.7%
	Shares	Value ($)
BELGIUM - 1.1%
Financials - 1.1%
Banks - 1.1%
KBC Group NV	1,585,165	165,992,950
CANADA - 1.8%
Information Technology - 1.8%
Software - 1.8%
Constellation Software Inc/Canada	71,370	246,224,440
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	105,870	7
Lumine Group Inc Subordinate Voting Shares (a)(c)	757,350	29,379,015

TOTAL CANADA		275,603,462
CHINA - 1.3%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	2,792,300	195,495,176
DENMARK - 2.6%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	1,124,800	52,312,203
Industrials - 1.9%
Air Freight & Logistics - 1.9%
DSV A/S	1,221,600	273,742,252
Materials - 0.4%
Chemicals - 0.4%
Novonesis Novozymes B Series B	1,051,270	68,437,223
TOTAL DENMARK		394,491,678
FRANCE - 10.3%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 1.0%
Accor SA	3,210,200	163,611,028
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA	73,300	179,931,065
LVMH Moet Hennessy Louis Vuitton SE	25,312	13,587,787
		193,518,852
TOTAL CONSUMER DISCRETIONARY		357,129,880

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	474,366	141,074,892
Industrials - 4.1%
Aerospace & Defense - 4.1%
Safran SA	1,196,500	394,547,592
Thales SA	870,400	234,132,351
		628,679,943
Information Technology - 1.1%
IT Services - 0.5%
Alten SA	859,201	70,254,271
Software - 0.6%
Dassault Systemes SE	2,966,600	97,456,542
TOTAL INFORMATION TECHNOLOGY		167,710,813

Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	1,458,726	286,984,754
TOTAL FRANCE		1,581,580,282
GERMANY - 13.5%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Deutsche Telekom AG	9,004,600	322,958,287
Financials - 5.7%
Capital Markets - 1.9%
Deutsche Boerse AG	977,560	282,893,568
Insurance - 3.8%
Allianz SE	795,133	314,219,111
Hannover Rueck SE	836,216	254,222,777
		568,441,888
TOTAL FINANCIALS		851,335,456

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	2,043,700	97,908,713
Industrials - 0.9%
Aerospace & Defense - 0.9%
MTU Aero Engines AG	327,600	141,392,763
Information Technology - 3.3%
Software - 3.3%
SAP SE	1,789,900	511,832,284
Materials - 0.9%
Construction Materials - 0.9%
Heidelberg Materials AG	621,700	143,422,931
TOTAL GERMANY		2,068,850,434
INDIA - 1.0%
Financials - 1.0%
Banks - 1.0%
HDFC Bank Ltd/Gandhinagar	6,333,000	145,456,612
INDONESIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	241,942,700	121,260,618
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	1,850,500	153,421,588
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (a)(d)	47,621	4,483,517
ITALY - 5.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	2,458,100	66,314,543
Financials - 3.5%
Banks - 3.5%
FinecoBank Banca Fineco SpA	7,951,685	169,873,946
UniCredit SpA	5,032,067	370,228,518
		540,102,464
Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(c)(e)	797,138	4,462,049
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	2,194,939	126,245,165
TOTAL HEALTH CARE		130,707,214

Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	667,500	27,392,566
TOTAL ITALY		764,516,787
JAPAN - 15.5%
Communication Services - 2.4%
Entertainment - 2.4%
Capcom Co Ltd	3,825,400	97,378,360
Nintendo Co Ltd	3,307,200	276,412,299
		373,790,659
Consumer Staples - 1.6%
Food Products - 1.6%
Ajinomoto Co Inc	9,532,600	252,198,664
Financials - 2.1%
Insurance - 2.1%
Tokio Marine Holdings Inc	8,119,400	326,017,649
Health Care - 1.8%
Health Care Equipment & Supplies - 1.8%
Hoya Corp	2,124,260	268,002,583
Industrials - 5.7%
Industrial Conglomerates - 2.9%
Hitachi Ltd	14,205,200	434,688,395
Machinery - 2.0%
Ebara Corp	3,360,900	61,372,827
Mitsubishi Heavy Industries Ltd	9,846,691	235,103,506
		296,476,333
Professional Services - 0.8%
BayCurrent Inc	2,221,431	127,554,671
TOTAL INDUSTRIALS		858,719,399

Information Technology - 1.9%
IT Services - 0.3%
TIS Inc	1,633,376	52,107,833
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	1,666,100	110,794,219
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	6,251,700	129,674,201
TOTAL INFORMATION TECHNOLOGY		292,576,253

TOTAL JAPAN		2,371,305,207
NETHERLANDS - 3.8%
Communication Services - 0.9%
Entertainment - 0.9%
Universal Music Group NV	5,003,852	143,945,426
Industrials - 1.8%
Professional Services - 1.2%
Wolters Kluwer NV	1,145,535	178,705,797
Trading Companies & Distributors - 0.6%
IMCD NV	834,451	91,723,175
TOTAL INDUSTRIALS		270,428,972

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	213,307	149,244,450
Software - 0.1%
Topicus.com Inc (a)	174,877	23,979,958
TOTAL INFORMATION TECHNOLOGY		173,224,408

TOTAL NETHERLANDS		587,598,806
SPAIN - 4.4%
Financials - 4.4%
Banks - 4.4%
Banco Santander SA	43,428,236	373,082,929
CaixaBank SA	32,246,200	303,382,294

TOTAL SPAIN		676,465,223
SWEDEN - 1.0%
Industrials - 1.0%
Machinery - 1.0%
Indutrade AB	5,982,975	145,704,854
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(f)	206,997	4,313,468
TOTAL SWEDEN		150,018,322
SWITZERLAND - 1.3%
Financials - 0.9%
Capital Markets - 0.9%
Partners Group Holding AG	100,690	136,546,673
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	632,500	60,770,326
TOTAL SWITZERLAND		197,316,999
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	7,092,684	272,447,142
UNITED KINGDOM - 16.6%
Consumer Discretionary - 3.3%
Hotels, Restaurants & Leisure - 3.3%
Compass Group PLC	8,642,987	303,710,023
InterContinental Hotels Group PLC	1,705,141	196,159,758
		499,869,781
Financials - 5.1%
Banks - 1.8%
NatWest Group PLC	40,318,900	279,876,996
Capital Markets - 3.3%
3i Group PLC	5,210,391	284,707,069
London Stock Exchange Group PLC	1,814,500	221,178,650
		505,885,719
TOTAL FINANCIALS		785,762,715

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
ConvaTec Group PLC (c)(e)	21,709,300	66,916,683
Industrials - 6.7%
Aerospace & Defense - 3.7%
BAE Systems PLC	5,851,522	139,621,070
Rolls-Royce Holdings PLC	28,691,600	407,219,331
		546,840,401
Professional Services - 2.1%
Intertek Group PLC	1,498,900	97,788,401
RELX PLC	4,376,031	227,383,335
		325,171,736
Trading Companies & Distributors - 0.9%
Diploma PLC	1,916,470	136,167,053
TOTAL INDUSTRIALS		1,008,179,190

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Halma PLC	3,913,696	168,083,608
TOTAL UNITED KINGDOM		2,528,811,977
UNITED STATES - 15.9%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (a)	110,000	68,919,400
Financials - 4.1%
Capital Markets - 1.4%
S&P Global Inc	397,513	219,069,414
Financial Services - 1.2%
Visa Inc Class A	545,900	188,592,073
Insurance - 1.5%
Marsh & McLennan Cos Inc	1,106,428	220,400,458
TOTAL FINANCIALS		628,061,945

Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Alcon AG	2,501,236	221,161,920
Industrials - 5.5%
Commercial Services & Supplies - 1.6%
Waste Connections Inc	1,279,788	238,981,197
Electrical Equipment - 2.3%
Schneider Electric SE	1,379,931	357,117,064
Professional Services - 1.6%
Experian PLC	4,565,665	240,568,322
TOTAL INDUSTRIALS		836,666,583

Materials - 4.4%
Chemicals - 1.5%
Linde PLC	510,400	234,916,704
Construction Materials - 2.9%
Amrize Ltd	2,093,250	105,815,752
CRH PLC	1,803,600	172,153,620
Holcim AG	2,093,250	166,936,554
		444,905,926
TOTAL MATERIALS		679,822,630

TOTAL UNITED STATES		2,434,632,478
TOTAL COMMON STOCKS (Cost $10,288,959,766)		15,089,749,258

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	76,728,933	76,744,279
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	3,969,353	3,969,750
TOTAL MONEY MARKET FUNDS (Cost $80,714,029)			80,714,029

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $10,369,673,795)	15,170,463,287
NET OTHER ASSETS (LIABILITIES) - 0.8%	129,396,085
NET ASSETS - 100.0%	15,299,859,372

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $100,757,747 or 0.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,378,732 or 0.5% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,313,468 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	13,688,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	262,755,557	2,796,830,707	2,982,841,985	6,188,953	-	-	76,744,279	76,728,933	0.1%
Fidelity Securities Lending Cash Central Fund	1,105,340	589,827,507	586,963,097	270,712	-	-	3,969,750	3,969,353	0.0%
Total	263,860,897	3,386,658,214	3,569,805,082	6,459,665	-	-	80,714,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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